Cover - shares	12 Months Ended
	Dec. 31, 2023	Feb. 29, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41430
Entity Registrant Name	Pagaya Technologies Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	90 Park Ave
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001883085
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Ordinary Shares, no par value
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, no par value
Trading Symbol	PGY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		50,327,721
Warrants to purchase Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Ordinary Shares
Trading Symbol	PGYWW
Security Exchange Name	NASDAQ
Class B Ordinary Shares, no par value
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		12,652,310
Preferred Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		5,000,000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	90 Park Ave
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	646
Local Phone Number	710-7714
Contact Personnel Name	Gal Krubiner
Contact Personnel Email Address	IR@pagaya.com